Document and Entity Information	6 Months Ended
Jun. 30, 2021
Entity Information [Line Items]
Document Type	6-K
Entity Registrant Name	BIT Mining Limited
Document Period End Date	Jun. 30, 2021
Entity Central Index Key	0001517496
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31